NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund

Nationwide American Century Small Cap Income Fund

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide BNY Mellon Core Plus Bond ESG Fund

(formerly, Nationwide Core Plus Bond Fund)

Nationwide BNY Mellon Disciplined Value Fund

(formerly, Nationwide Mellon Disciplined Value Fund)

Nationwide BNY Mellon Dynamic U.S. Core Fund

(formerly, Nationwide Mellon Dynamic U.S. Core Fund)

Nationwide Bond Fund

Nationwide Bond Index Fund

Nationwide Diamond Hill Large Cap Concentrated Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Global Sustainable Equity Fund

Nationwide Government Money Market Fund

Nationwide GQG US Quality Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund

Nationwide International Small Cap Fund

Nationwide Loomis All Cap Growth Fund

Nationwide Loomis Core Bond Fund

Nationwide Loomis Short Term Bond Fund

Nationwide Mid Cap Market Index Fund

Nationwide NYSE Arca Tech 100 Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Small Company Growth Fund

Nationwide WCM Focused Small Cap Fund

Supplement dated May 5, 2022

to the Statement of Additional Information (“SAI”) dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide International Small Cap Fund and Nationwide Loomis All Cap Growth Fund (the “Funds’)

Effective June 1, 2022, the following replaces the information regarding the Funds under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” beginning on page 70 of the SAI:

•	Nationwide International Small Cap Fund to 0.89% until May 31, 2023

•	Nationwide Loomis All Cap Growth Fund to 0.82% until May 31, 2023

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE